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Supplement to Statement of Additional Information dated December 1, 2019

Harbor Emerging Markets Equity Fund
February 4, 2020
The following information regarding Oaktree Capital Management, L.P., the subadviser for Harbor Emerging Markets Equity Fund, is hereby replaced:

Other Accounts Managed
The portfolio managers who are primarily responsible for the day-to-day management of the Fund also manage other registered investment companies, other pooled investment vehicles and/or other accounts, (collectively, the “Portfolios”) as indicated below. The following table identifies, as of October 31, 2019, (unless otherwise noted): (i) the number of other registered investment companies, pooled investment vehicles and other accounts managed by the portfolio manager(s) of the Fund; (ii) the total assets of such companies, vehicles and accounts, and (iii) the number and total assets of such companies, vehicles and accounts with respect to which the advisory fee is based on performance.
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)
HARBOR EMERGING MARKETS EQUITY FUND
Frank J. Carroll
All Accounts	5	$517	2	$1,592	6	$1,045
Accounts where advisory fee is based on account performance (subset of above)	1	168	0	—	0	—
Timothy D. Jensen
All Accounts	5	517	2	1,592	6	1,045
Accounts where advisory fee is based on account performance (subset of above)	1	168	0	—	0	—
Janet Wang
All Accounts	5	517	2	1,592	6	1,045
Accounts where advisory fee is based on account performance (subset of above)	1	168	0	—	0	—
SECURITIES OWNERSHIP
As of October 31, 2019, Messrs. Frank J. Carroll and Timothy D. Jensen beneficially owned shares of Harbor Emerging Markets Equity Fund with a value of $1,000,000 each. Ms. Wang beneficially owned shares of Harbor Emerging Markets Equity Fund with a value between $10,001 and $50,000.
Investors Should Retain This Supplement For Future Reference
S0220.SAI.1219
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